Name	Ticker Symbol
ERShares Entrepreneurs ETF	ENTR

Supplement dated August 16, 2024
to the Fund’s Prospectus and Statement of Additional Information
dated October 28, 2023, as previously supplemented November 14, 2023 and February 13, 2024.

Effective August 29, 2024, “ERShares Private-Public Crossover ETF” will replace “ERShares Entrepreneurs ETF” as the name of the Fund. Accordingly, all reference to “ERShares Entrepreneurs ETF” in the Fund’s Prospectus and Statement of Additional Information are removed and replaced with “ERShares Private-Public Crossover ETF”.

Effective August 29, 2024, “XOVR” will replace “ENTR” as the ticker symbol of the Fund. Accordingly, all reference to “ENTR” in the Fund’s Prospectus and Statement of Additional Information are removed and replaced with “XOVR”.

This Supplement, the Fund’s Prospectus, and Statement of Additional Information, dated October 28, 2023, and as previously supplemented November 13, 2023 and February 13, 2024, provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus, Statement of Additional Information and supplements have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 1-877-271-8811.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE